Quarterly Holdings Report
for
Fidelity® Select Portfolios®
IT Services Portfolio
May 31, 2022
BSO-NPRT1-0722
1.802158.118
Common Stocks - 97.7%
	Shares	Value ($)
Diversified Consumer Services - 2.8%
Specialized Consumer Services - 2.8%
H&R Block, Inc.	1,866,000	65,757,840
Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
NerdWallet, Inc. (a)	988,700	11,498,581
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
Global-e Online Ltd. (a)(b)	1,005,225	19,370,686
IT Services - 90.2%
Data Processing & Outsourced Services - 60.6%
Automatic Data Processing, Inc.	147,575	32,900,371
Block, Inc. Class A (b)	933,600	81,699,336
ExlService Holdings, Inc. (b)	568,800	80,877,672
Fidelity National Information Services, Inc.	1,128,059	117,882,166
Fiserv, Inc. (b)	738,417	73,974,615
Global Payments, Inc.	298,103	39,063,417
MasterCard, Inc. Class A	1,164,000	416,560,680
Nuvei Corp. (a)(c)	383,600	19,732,384
PayPal Holdings, Inc. (b)	351,840	29,980,286
TaskUs, Inc. (a)	424,637	10,437,577
The Western Union Co.	4,800	87,072
Visa, Inc. Class A (a)	2,209,348	468,757,365
WEX, Inc. (b)	700	119,196
WNS Holdings Ltd. sponsored ADR (b)	1,040,292	75,702,049
		1,447,774,186
Internet Services & Infrastructure - 4.9%
Cloudflare, Inc. (b)	55,500	3,108,000
GoDaddy, Inc. (b)	182,827	13,721,166
MongoDB, Inc. Class A (b)	160,000	37,944,000
Okta, Inc. (b)	163,600	13,586,980
Snowflake, Inc. (b)	211,900	27,049,035
Twilio, Inc. Class A (b)	141,100	14,839,487
VeriSign, Inc. (b)	39,900	6,964,545
		117,213,213
IT Consulting & Other Services - 24.7%
Accenture PLC Class A	963,480	287,560,241
Amdocs Ltd.	195,800	17,013,062
CI&T, Inc. Class A (a)	153,856	2,223,219
Cognizant Technology Solutions Corp. Class A	1,593,532	119,036,840
DXC Technology Co. (b)	174,100	6,131,802
EPAM Systems, Inc. (b)	187,300	63,404,796
Gartner, Inc. (b)	296,700	77,854,080
Globant SA (b)	93,800	17,776,038
		591,000,078
TOTAL IT SERVICES		2,155,987,477
Professional Services - 0.2%
Human Resource & Employment Services - 0.2%
Alight, Inc. (b)(d)	629,000	5,132,640
Software - 3.2%
Application Software - 3.2%
Intuit, Inc.	184,856	76,615,418
TOTAL COMMON STOCKS (Cost $1,403,612,342)		2,334,362,642

Money Market Funds - 18.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (e)	20,885,595	20,889,772
Fidelity Securities Lending Cash Central Fund 0.82% (e)(f)	419,390,976	419,432,915
TOTAL MONEY MARKET FUNDS (Cost $440,322,687)		440,322,687

TOTAL INVESTMENT IN SECURITIES - 116.1% (Cost $1,843,935,029)	2,774,685,329
NET OTHER ASSETS (LIABILITIES) - (16.1)%	(385,216,192)
NET ASSETS - 100.0%	2,389,469,137

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,732,384 or 0.8% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,132,640 or 0.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Alight, Inc.	1/25/21	6,290,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	1,591,416	222,907,091	203,608,735	13,015	-	-	20,889,772	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	84,129,800	589,745,131	254,442,016	75,561	-	-	419,432,915	1.1%
Total	85,721,216	812,652,222	458,050,751	88,576	-	-	440,322,687

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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